COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Administration expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Directors' and statutory auditors' fees	$ 797,886	$ 792,637	$ 1,004,188
Professional fees	8,305,036	8,755,543	8,949,970
Advertising and publicity	2,213,501	2,237,122	2,024,957
Taxes	6,451,913	6,586,781	5,462,877
Maintenance, security and services	6,923,964	8,019,296	8,301,300
Rent	78,955	152,868	211,843
Others	3,791,566	3,367,374	4,383,899
Total	$ 28,562,821	$ 29,911,621	$ 30,339,034